CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EQUITY
Common shares, shares issued (in shares)	108,222,604	109,943,594	101,302,404
Common shares, shares outstanding (in shares)	108,222,604	109,943,594	101,302,404
Common shares, par value (in dollars per share)	$ 1.00	$ 1.00